Business Combinations	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Business Combination Disclosure	Business Combinations and Divestitures

Fiscal 2019 acquisitions

Acquisition of Build A Sign LLC

On October 1, 2018, we completed the acquisition of Build A Sign LLC ("BuildASign"), a vertically integrated U.S. web-to-print canvas wall dècor and signage company. We acquired approximately 99% of the outstanding equity interests of BuildASign for a purchase price of $275,079 in cash, which includes a post-closing adjustment paid during the second quarter of fiscal 2019 and was based on BuildASign's cash, debt and working capital position as of the acquisition date.

The acquisition supports our strategy of investing in and building customer-focused, entrepreneurial, mass customization businesses for the long term, which we manage in a decentralized and autonomous manner. BuildASign brings strong talent, a customer-centric culture, low-cost production operations and strong e-commerce capabilities that work seamlessly together to serve customers with market-leading prices, fast delivery and great customer service.

Noncontrolling Interest

At the closing, Build A Sign Management Pool, LLC (the "Management Pool"), one of the sellers, retained approximately 1% of the outstanding equity interests of BuildASign for the benefit of certain BuildASign employees who hold equity interests in the Management Pool. We entered into a put and call option agreement with respect to the retained BuildASign equity interests, which provides the holders of the Management Pool the right to sell to us all or any portion of their shares, beginning with our fiscal year ending June 30, 2022 and for each fiscal year thereafter. We have the right to buy all (but not less than all) of the retained equity interest of any holder that is no longer an active employee of the company, beginning with our fiscal year ending June 30, 2022. The put and call purchase price is based on BuildASign's revenue growth and EBITDA for the fiscal year in which the option is exercised. Due to the presence of the put arrangement, the noncontrolling interest is presented as redeemable noncontrolling interest as redemption is not solely within our control. We initially recognized the noncontrolling interest at fair value of $3,356 and will adjust the balance for the pro rata impact of the BuildASign earnings or loss, as well as adjustments to increase the balance to the redemption value, if necessary.

The excess purchase price over the fair value of BuildASign's net assets was recorded as goodwill, which is primarily attributable to the value of its workforce, its manufacturing and marketing processes and know-how, as well as synergies which include leveraging Cimpress' scale-based sourcing channels. Goodwill is deductible for tax purposes and has been attributed to the All Other Businesses reportable segment.
The fair value of the assets acquired and liabilities assumed was as follows:

	Amount	Weighted Average Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$4,093	n/a
Accounts receivable, net	510	n/a
Inventory	1,107	n/a
Other current assets (1)	6,937	n/a
Property, plant and equipment, net	12,080	n/a
Accounts payable	(3,369)	n/a
Accrued expenses (1)	(11,334)	n/a
Other current liabilities	(2,658)	n/a
Long-term liabilities	(3,949)	n/a
Identifiable intangible assets:
Trade name	47,600	15 years
Developed technology	28,900	3 - 7 years
Customer relationships	12,430	2 - 5 years
Noncontrolling interest	(3,356)	n/a
Goodwill (2)	186,088	n/a
Total purchase price	$275,079
_________________
(1) In connection with the BuildASign acquisition, we recorded an indemnification asset of $5,433, which represents the seller's obligation under the merger agreement to indemnify us for a portion of their potential contingent liabilities related to certain tax matters. We also recognized a contingent liability of $8,925, which represents our estimate based on guidance within ASC 450 - "Contingencies," as of the acquisition date.
(2) During the third quarter of fiscal 2019, we recorded immaterial measurement period adjustments, which related primarily to the contingent liabilities, as discussed above, and resulted in a decrease to goodwill of $482.

BuildASign Pro Forma Financial Information

BuildASign has been included in our consolidated financial statements starting on its acquisition date. The following unaudited pro forma financial information presents our results as if the BuildASign acquisition had occurred on July 1, 2017. The pro forma financial information for all periods presented adjusts for the effects of material business combination items, including estimated amortization of acquired intangible assets, interest associated with debt used to finance the acquisition, and transaction related costs.

	Year Ended June 30,
	2019	2018
Pro forma revenue	$2,783,205	$2,717,785
Pro forma net income attributable to Cimpress plc	93,399	31,571

We utilized proceeds from our credit facility in order to finance the acquisition. In connection with the acquisition, we incurred $1,140 in general and administrative expenses during the year ended June 30, 2019, primarily related to legal, financial, and other professional services.

Acquisition of VIDA Group Co.

On July 2, 2018, we acquired approximately 73% of the shares of VIDA Group Co. ("VIDA"), a U.S.-based startup, with options to increase our ownership beginning in fiscal 2023. For the noncontrolling interest, we entered into put and call options with each employee who holds shares, which become exercisable starting in fiscal 2023, or earlier if the employee terminates their employment. The total consideration was $18,703, net of cash acquired. VIDA brings manufacturing access and an e-commerce marketplace to artists, thereby enabling artists to convert ideas in beautiful, original products for customers, ranging from fashion, jewelry and accessories to home accent pieces. This investment supports our strategy to build a competitively differentiated portfolio of focused brands by providing access to the textiles marketplace.

We recognized the assets, liabilities and noncontrolling interest on the basis of their fair values at the date of the acquisition, with any excess of the purchase price paid over the fair value of the net assets recorded as goodwill. The aggregate allocation to goodwill, net liabilities and noncontrolling interest was $26,017, $647, and $5,705, respectively.

The revenue and earnings included in our consolidated financial statements for the year ended June 30, 2019 are not material. We utilized proceeds from our credit facility to finance the acquisition.
Fiscal 2018 divestiture
Divestiture of Albumprinter
On August 31, 2017 we sold our Albumprinter business, including FotoKnudsen AS, for a total of €78,382 ($93,071 based on the exchange rate as of the date of sale) in cash, net of transaction costs and cash divested (after $11,874 in pre-closing dividends). As a result of the sale, we recognized a gain of $47,545, net of transaction costs, within our consolidated statement of operations for the year ended June 30, 2018. In connection with the divestiture, we entered into an agreement with Albumprinter under which Albumprinter will continue to fulfill photo book orders for our Vistaprint business. Additionally, we agreed to provide Albumprinter with certain transitional support services for a period of up to one year from the date of the sale.

Fiscal 2017 acquisition
Acquisition of National Pen Co. LLC
On December 30, 2016, we acquired 100% of the equity interests of National Pen Co. LLC, a manufacturer and marketer of custom writing instruments for small- and medium-sized businesses. At closing, we paid $214,573 in cash, subject to post closing adjustments based on acquired cash, debt and working capital balances. During the third quarter of fiscal 2017, we finalized and received payment for the post closing adjustment, which reduced the purchase price by $1,941. The acquisition supports our strategy to build competitively differentiated supply chain capabilities that we can make available via our mass customization platform, which we bring to market through a portfolio of focused brands. We expect National Pen will also complement our organic investments in technology and supply chain capabilities for promotional products, apparel and gift offerings.
The table below details the consideration transferred to acquire National Pen:

Cash consideration	$214,573
Final post closing adjustment	(1,941)
Total purchase price	$212,632

The excess purchase price over the fair value of National Pen's net assets was recorded as goodwill, which is primarily attributable to the value of its workforce, its manufacturing and marketing process and know-how, as well as synergies which include leveraging National Pen's scale-based sourcing channels, integrating into our mass customization platform, and supporting the development of its e-commerce platform. We attributed $34,520 of goodwill to the National Pen reportable segment, and allocated $23,200 of goodwill to the Vistaprint segment for certain synergies that are expected to be realized by the Vistaprint segment as a result of the acquisition. The amount of goodwill that is deductible for tax purposes is approximately $19,000.
The fair value of the assets acquired and liabilities assumed was:

	Amount	Weighted Average Useful Life in Years
Tangible assets acquired and liabilities assumed (1):
Cash and cash equivalents	$8,337	n/a
Accounts receivable, net	20,921	n/a
Inventory	19,854	n/a
Other current assets	11,281	n/a
Property, plant and equipment, net	29,472	n/a
Other non-current assets	1,270	n/a
Accounts payable	(12,590)	n/a
Accrued expenses	(17,805)	n/a
Other current liabilities	(908)	n/a
Deferred tax liabilities	(3,255)	n/a
Long-term liabilities	(9,665)	n/a
Identifiable intangible assets:
Developed Technology	19,000	6
Trade Name	33,000	11
Customer Relationships	56,000	7
Goodwill	57,720	n/a
Total purchase price	$212,632

(1) National Pen has materially impacted our working capital balances post-acquisition, resulting in increased accounts receivable, inventory, accounts payable and accrued expenses balances in our consolidated balance sheet.
We utilized proceeds from our credit facility in order to finance the acquisition. In connection with the acquisition, we incurred $2,005 in general and administrative expenses during the year ended June 30, 2017, primarily related to legal, financial, and other professional services.